INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

7.	INCOME TAXES

Cayman Islands

In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands by means of a merger with and into HHEG Cayman, a tax-exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of its shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of its shares, nor will gains derived from the disposal of its shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in the Cayman Islands has been made as the Company had no taxable income for the six months ended June 30, 2021 and 2020.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, the Company and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as the Company and HGCL had no taxable income for the six months ended June 30, 2021 and 2020.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the six months ended June 30, 2021 and 2020.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises or qualified for small-scale enterprises, or granted preferential tax treatment.

ZDSE and HHMT enjoy a preferential tax rate of 2.5% for the six months ended June 30, 2021 and 10% for the year ended December 31, 2020.

No provision for income taxes has been made on the other companies in the PRC.

Income tax expense (benefits)

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Current tax expense (benefits)	$3,229	$(1,902)
Deferred tax (benefit) expense	-	(7,964)
	$3,229	$(9,866)

Income taxes of ZDSE and HHMT are accrued at the tax rate of 2.5%. The deferred income tax assets of ZDSE are calculated according to the preferential tax rate of 5% for the six months ended June 30, 2020.

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Loss before tax	$(187,930)	$(423,287)
Tax (credit) calculated at statutory tax rate (25%)	(46,983)	(105,822)
Valuation allowance	50,212	95,956
	$3,229	$(9,866)

The Company’s other subsidiaries have not recognized deferred income tax assets as of June 30, 2021 and December 31, 2020.

8. INCOME TAXES

Cayman Islands

The Company’s parent entity, In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. HHEG Cayman is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2020 and 2019.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, HGSL and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as HGSL and HGCL had no taxable income for the years ended December 31, 2020 and 2019.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the years ended December 31, 2020 and 2019.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

ZDSE enjoys a preferential tax rate of 10% for the years 2020 and 2019.

No provision for income taxes has been made on the others company in the PRC.

Income tax expense (benefits)

	2020	2019
Current tax expense	$15,187	$35,456
Deferred tax expense (benefits)	-	129,812
	$15,187	$165,268

The effective tax rates was -7% and 31% for the years ended December 31, 2020 and 2019, respectively. A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2020	2019
Income (loss) before tax	$(225,393)	$539,207
Tax (credit)/expense calculated at statutory tax rate	(56,348)	134,802
Income tax exemptions and reliefs	(43,805)	(72,418)
Income tax difference under difference tax jurisdictions	29,273	65,596
Others (Note 1)	86,067	37,288
	$15,187	$165,268

Note 1 Others mainly comprise of valuation allowance of $86,067 and $35,001 as of December 31, 2020 and 2019, respectively. The Company determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe will ultimately be realized.

8. INCOME TAXES

Nevada

The Company’s parent entity, HHEG Nevada, is an U.S entity through February 2019 and is subject to the United States federal income tax. No provision for income taxes in the United States has been made as HHEG had no United States taxable income for the years ended December 31, 2019 and 2018.

In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. As a result of the redomicile, the accumulated tax loss of HHEG cannot be utilized against any taxable income in the United States available in the future.

Cayman Islands

HHEG Cayman is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2019.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, HGSL and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as HGSL and HGCL had no taxable income for the years ended December 31, 2019 and 2018.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the years ended December 31, 2019 and 2018.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment. No provision for income taxes in the PRC has been made on HEMC and HSEC as they had no taxable income for the years ended December 31, 2019 and 2018.

ZDSE is the Company’s only operating subsidiary. The components of provision for income taxes and tax charges for the years ended December 31, 2019 and 2018 come solely from the tax jurisdiction in the PRC, which has a statutory tax rate of 25% (2018: 25%)

Income tax expense (benefits)

	2019	2018
Current tax expense	$35,456	$-
Deferred tax expense (benefits)	129,812	(43,930)
	$165,268	$(43,930)

The effective tax rates was 31% and 14% for the years ended December 31, 2019 and 2018, respectively. A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2019	2018
Income (loss) before tax	$539,207	$(323,211)
Tax expense calculated at statutory tax rate	134,802	(80,803)
Income tax exemptions and reliefs	(72,418)	-
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
	$165,268	$(43,930)

Note 1 Others mainly comprise of valuation allowance of $35,001 and $19,662 as of December 31, 2019 and 2018, respectively. The Company determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized.

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are offset when income taxes are related to the same fiscal authority. Deferred income taxes are calculated on all temporary differences under the asset and liability method using a 25% principal tax rate.

The movement in the deferred income tax account is as follows:

	2019	2018
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year	$-	$129,812

Deferred tax assets and temporary differences are recognized if the realization of the tax benefit is probable.

Deferred tax assets are recognized for tax loss and carry forwards only to the extent that realization of the related tax benefit through the future taxable profits is probable. As of the year ended December 31, 2019, the Company had utilized all net operating loss carried-forward.